Restructuring and related reorganization charges (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Related Reorganization Activity
The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2024 and 2023:

Employee severance and benefits
Accrued liability as of January 01, 2023	$—
Charges	6,798
Payments	(5,899)
Accrued liability as of December 31, 2023	$899
Charges	$429
Payments	(1,328)
Accrued liability as of December 31, 2024	$—